RELATED PARTY DISCLOSURES - Transactions with Related Parties (Details) - SMP - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of transactions between related parties [line items]
Purchases from	$ 16	$ 15	$ 39	$ 42
Other transactions with	$ 23	$ 16	$ 46	$ 37